Investment Objectives and Goals - Rayliant Wilshire NxtGen International Equity ETF	Jan. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Rayliant WILSHIRE NXTGEN INTERNATIONAL EQUITY ETF
Objective [Heading]	Investment Objective: The Rayliant Wilshire NxtGen International Equity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FT Wilshire Developed ex US Large NxtGen Index (the “Underlying Index”).